UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-852
FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Paramount Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

ITEM 1. Schedule of Investments.

FPA Paramount Fund, Inc.

Portfolio of Investments

June 30, 2005 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

BUSINESS SERVICES & SUPPLIES — 13.2%
Brady Corporation	9,100	$282,100
CDW Corporation	144,500	8,249,505
Charles River Laboratories International, Inc.*	187,500	9,046,875
Invitrogen Corporation*	90,000	7,496,100
Landauer, Inc.	4,500	233,595
Manpower Inc.	115,000	4,574,700
ScanSource, Inc.*	237,300	10,189,662
		$40,072,537
HEALTH CARE — 10.5%
Bio-Rad Laboratories, Inc.*	95,400	$5,648,634
Health Management Associates, Inc.	252,500	6,610,450
Lincare Holdings Inc.*	240,000	9,801,600
Renal Care Group, Inc.*	215,000	9,911,500
		$31,972,184
TECHNOLOGY — 10.0%
Cognex Corporation	374,800	$9,816,012
Plantronics, Inc.	291,200	10,588,032
SanDisk Corporation*	415,000	9,847,950
		$30,251,994
ENERGY — 9.8%
Cal Dive International, Inc.*	232,500	$12,176,025
Noble Corporation	195,000	11,994,450
Tidewater Inc.	142,500	5,432,100
		$29,602,575
PRODUCER DURABLES — 9.2%
Crane Co.	25,000	$657,500
Diebold, Incorporated	35,000	1,578,850
Graco Inc.	130,000	4,429,100
HNI Corporation	96,900	4,956,435
IDEX Corporation	110,750	4,276,058
Oshkosh Truck Corporation	87,500	6,849,500
Zebra Technologies Corporation (Class A)*	115,000	5,035,850
		$27,783,293
RETAILING — 8.0%
CarMax, Inc.*	360,496	$9,607,218
CEC Entertainment Inc.*	85,000	3,577,650
O’Reilly Automotive, Inc.*	370,000	11,029,700
		$24,214,568

FINANCIAL — 7.5%
Brown & Brown, Inc.	117,500	$5,280,450
First American Corporation	80,000	3,211,200
Gallagher & Co., Arthur J.	225,000	6,104,250
North Fork Bancorporation, Inc.	295,000	8,286,550
		$22,882,450
TRANSPORATION — 2.6%
Heartland Express, Inc.	333,800	$6,485,734
Knight Transporation, Inc.	53,400	1,299,222
		$7,784,956
MATERIALS — 2.4%
Engelhard Corporation	252,500	$7,208,875

CONSUMER DURABLES — 2.2%
Briggs & Stratton Corporation	197,500	$6,837,450

ENTERTAINMENT — 1.6%
Carnival Corporation	90,000	$4,909,500

TOTAL COMMON STOCKS — 77.0% (Cost$174,251,404)		$233,520,382

SHORT-TERM INVESTMENTS — 23.8% (Cost $72,148,928)
Short-term Corporate Notes:
Rabobank USA Financial Corporation — 3.37% 7/1/05	$10,822,000	$10,822,000
Toyota Motor Credit Corporation — 3.05% 7/11/05	10,000,000	9,991,528
General Electric Capital Services, Inc. — 3.12% 7/14/05	13,419,000	13,403,881
Federal National Mortgage Association Discount Note — 3.07% 7/20/05	10,250,000	10,233,392
Barclays U.S. Funding, Inc. — 3.225% 7/25/05	15,000,000	14,967,750
Shell Finance (UK) Ltd. — 3.12% 8/4/05	12,768,000	12,730,377
TOTAL SHORT-TERM INVESTMENTS		$72,148,928

TOTAL INVESTMENTS — 100.8% (Cost $246,400,332)(A)		$305,669,310
Other assets and liabilities, net — (0.8%)		(2,394,637)
TOTAL NET ASSETS — 100%		$303,274,673

*Non-income producing security

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:
Gross unrealized appreciation:	$60,617,688
Gross unrealized depreciation:	(1,348,710)
Net unrealized appreciation:	$59,268,978

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President

Date:	August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:	August 26, 2005